Note 5 - Prepaid and Other Current Assets - Summary of Prepaid and Other Current Assets 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 1,612	$ 2,386	$ 4,203
Demonstration units		0	281
Advances to suppliers	79	79	984
Other	54	52	713
Total prepaid and other current assets	$ 1,745	$ 2,517	$ 6,181